Note 9 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2021 USD ($)
2022	$ 29,284,460
2023	51,765,000
2024	18,440,000
2025	19,520,000
Total	$ 119,009,460